Organization, Description and Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Dec. 11, 2020	May 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2019
Cash equivalents
Allowance for uncollectible receivables			$ 507,347	180,852
Finite lived intangible asstes acquired, useful life			5 years
Good will impairment
Long-lived assets impairment loss
Discount on notes receivable			68,101	93,421	$ 100,000
Research and development costs
Underlying Patents [Member]
Finite lived intangible asstes acquired, useful life			15 years
Minimum [Member]
Property and equipment, useful life			4 years
Minimum [Member] | Leasehold Improvements [Member]
Property and equipment, useful life			5 years
Maximum [Member]
Property and equipment, useful life			5 years
Maximum [Member] | Leasehold Improvements [Member]
Property and equipment, useful life			7 years
Payroll Protection Program Loan [Member]
Debt recieved through small business administration		$ 1,265,000
Interest rate on the loan		1.00%
Maturity date of the loan		May 05, 2022	May 05, 2022
Loan payment description		The note is payable in monthly installments of principal and interest over 12 months, beginning 12 months from the date of the note (deferral period). The note might be repaid at any time with no payment penalty.
IPO [Member]
Offering Common shares	4,025,000
Stock price per share	$ 6.00
Proceeds from issuance after deducting underwriting discounts and commissions	$ 21,600,000
IPO [Member] | Series B Preferred [Member]
Conversion of shares to common stock	1,199,195
Warrants to purchase shares of common stock	1,199,195